Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments

As of September 30, 2019, Brigham Minerals had certain WTI fixed price swap contracts based on the NYMEX futures index. The fair values, notional quantities and weighted-average swap prices of these contracts as of September 30, 2019, are summarized in the table below.

Description & Production Period	Volume	Weighted Average Swap Price	Fair Value Asset/ (Liability)
	(Bbl)	($/Bbl)	(In thousands)
Crude Oil Swaps:
October 2019—December 2019	15,000	$63.61	$146

The following table summarizes Brigham Minerals’ gain (loss) on derivative instruments, net on its condensed consolidated and combined statement of operations for the three and nine months ended September 30, 2019 and 2018 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(In thousands)
Realized gain (loss)	$119	$(306)	$356	$(670)
Unrealized gain (loss)	(28)	26	(877)	(524)

Combined—realized/unrealized gain (loss)	$91	$(280)	$(521)	$(1,194)

The fair values, notional quantities and weighted-average swap prices of these contracts as of December 31, 2018 , are summarized in the table below.

Description & Production Period	Volume	Weighted Average Swap Price	Fair Value Asset/ (Liability)
	(Bbl)	($/Bbl)	(in thousands)
Crude Oil Swaps:
January 2019-March 2019(1)	20,000	$64.60	$358
April 2019-June 2019	15,000	$63.61	$246
July 2019-September 2019	15,000	$63.61	$231
October 2019-December 2019	15,000	$63.61	$222

Total	65,000	$63.91	$1,057

(1)	Includes swaps for 5,000 Bbl valued as an asset of $0.1 million that matured on Dec 31, 2018 and will be settled in January, 2019.

Offsetting Liabilities

The following table summarizes the location and fair value of its derivative instruments as of September 30, 2019 and December 31, 2018 (in thousands):

Derivative Instruments	Balance Sheet Classification	Gross Amount Recognized	Less Group Amount of Offset	Net Amount Recognized
As of September 30, 2019
Derivative assets:
Commodity swaps	Current derivative assets	$146	$—	$146
As of December 31, 2018
Derivative assets:
Commodity swaps	Current derivative assets	$1,057	$—	$1,057

The following table summarizes the location and fair value of our derivative instruments as of December 31, 2018 and December 31, 2017 (in thousands):

Derivative Instruments	Balance Sheet Classification	Gross Amount Recognized	Less Group Amount of Offset	Net Amount Recognized
		(In thousands)
As of December 31, 2018
Derivative assets:
Commodity swaps	Current derivative assets	$1,057	$—	$1,057
As of December 31, 2017
Derivative liabilities:
Commodity swaps	Current derivative liabilities	$121	$—	$121